Shareholder Report, Line Graph (Details) 74200014000_TIF International Equity Series_Primary Shares_TSR Annual {Primary Shares} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Primary Shares
Account Value [Line Items]
Line Graph and Table Measure Name											Primary Shares
Accumulated Value	$ 1,591,573	$ 1,468,195	$ 1,195,255	$ 1,316,829	$ 1,245,265	$ 1,182,562	$ 1,059,954	$ 1,245,124	$ 1,012,991	$ 1,000,000	$ 2,088,647
MSCI All Country World ex-U.S. Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World ex-U.S. Index-NR
Accumulated Value	1,694,456	1,605,601	1,388,737	1,653,320	1,533,350	1,385,741	1,140,388	1,329,091	1,044,951	1,000,000	$ 2,243,239
MSCI EAFE Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI EAFE Index-NR
Accumulated Value	$ 1,673,464	$ 1,611,840	$ 1,363,217	$ 1,593,507	$ 1,432,193	$ 1,328,371	$ 1,088,699	$ 1,262,849	$ 1,010,002	$ 1,000,000	$ 2,195,939